OPERATING SEGMENT INFORMATION - Non current Assets by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current
FIXED ASSETS, NET	R$ 27,965,837	R$ 26,812,925	R$ 29,546,645	R$ 31,105,548
Intangible	749,762	761,739	935,151	1,365,371
TOTAL NON-CURRENT ASSETS	135,616,632	141,226,777
Reportable Segment
Non-current
FIXED ASSETS, NET	27,969,094	26,812,925	29,479,480
Intangible	746,505	761,738	935,151
TOTAL NON-CURRENT ASSETS	28,715,599	27,574,663	30,481,796
Administration / Management
Non-current
FIXED ASSETS, NET	1,697,310	1,848,030	1,774,081	1,781,051
Intangible	402,739	419,775	452,068
TOTAL NON-CURRENT ASSETS	2,100,049	2,267,805	2,226,149
Generation
Non-current
FIXED ASSETS, NET	25,430,358	24,065,771	26,748,577	28,309,979
Intangible	182,264	151,877	146,173
TOTAL NON-CURRENT ASSETS	25,612,622	24,217,648	26,961,916
Transmission
Non-current
Intangible	83,837	83,837	88,392
TOTAL NON-CURRENT ASSETS	83,837	83,837	88,392
Distribution
Non-current
FIXED ASSETS, NET	841,426	899,124	956,821	R$ 1,014,518
Intangible	77,665	106,249	248,518
TOTAL NON-CURRENT ASSETS	R$ 919,091	R$ 1,005,373	R$ 1,205,339